OTHER FINANCIAL INFORMATION - Allowances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sales Returns and Allowances and Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 36.0	$ 28.3	$ 18.0
Provision charged to expense	59.6	55.3	55.3
Deductions	(43.6)	(47.6)	(45.0)
Ending balance	52.0	36.0	28.3
Change in Inventory Obsolescence [Abstract]
Beginning balance	30.6	15.3	1.2
Provision charged to expense	21.3	20.9	14.4
Write-offs and other	7.8	(5.6)	(0.3)
Ending balance	59.7	30.6	15.3
Change in the income tax valuation allowance
Beginning balance	208.0	108.5	89.0
Additions (reductions) charged to expense	17.0	105.1	1.9
Additions (reductions) charged to other accounts	(19.3)	(5.6)	17.6
Ending balance	$ 205.7	$ 208.0	$ 108.5